Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Supplement [Text Block]	ccmt_SupplementTextBlock

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Value Fund (the “Global Value Fund”), and the Global Value Fund have agreed to a new management fee payable at an annual rate of 0.80% of the Global Value Fund’s average daily net assets, which is 0.05 percentage points lower than the annual rate previously in effect. As of the same date, the Investment Adviser has entered into a new expense limit agreement with the Global Value Fund providing for a reduction of 0.05 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Value Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the following:

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees *	0.80%	0.80%
Other Expenses	2.56%	2.72%
Shareholder Service Fees	None	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund
Operating Expenses (1)*	3.37%	3.77%
Expense Reimbursement (2)	2.31%	2.47%
Total Annual Fund
Operating Expenses
After Expense Reimbursement	1.06%	1.30%

*	Restated to reflect new Management Fee effective as of August 1, 2012.
(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$108	$820	$1,556	$3,502
Investor Class	$132	$924	$1,735	$3,852

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Absolute Return Fund (the “Global Absolute Return Fund”), has entered into a new expense limit agreement with the Global Absolute Return Fund providing for a reduction of 0.10 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Absolute Return Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the below. The table below also restates increased Acquired Fund Fees and Expenses for the prior fiscal period.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	1.50%	1.50%
Other Expenses	2.01%	1.58%
Shareholder Service Fees	None	0.25%
Acquired Fund Fees and Expenses	0.22%	0.22%
Total Annual Fund
Operating Expenses (1)	3.73%	3.55%
Expense Reimbursement (2)	1.76%	1.33%
Total Annual Fund Operating Expenses
After Expense Reimbursement	1.97%	2.22%

(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.75% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$200	$978	$1,777	$3,863
Investor Class	$225	$965	$1,727	$3,731

Causeway Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ccmt_SupplementTextBlock

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Value Fund (the “Global Value Fund”), and the Global Value Fund have agreed to a new management fee payable at an annual rate of 0.80% of the Global Value Fund’s average daily net assets, which is 0.05 percentage points lower than the annual rate previously in effect. As of the same date, the Investment Adviser has entered into a new expense limit agreement with the Global Value Fund providing for a reduction of 0.05 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Value Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the following:

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees *	0.80%	0.80%
Other Expenses	2.56%	2.72%
Shareholder Service Fees	None	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund
Operating Expenses (1)*	3.37%	3.77%
Expense Reimbursement (2)	2.31%	2.47%
Total Annual Fund
Operating Expenses
After Expense Reimbursement	1.06%	1.30%

*	Restated to reflect new Management Fee effective as of August 1, 2012.
(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$108	$820	$1,556	$3,502
Investor Class	$132	$924	$1,735	$3,852

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect new Management Fee effective as of August 1, 2012.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Causeway Global Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	2.56%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.31%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,556
10 Years	rr_ExpenseExampleYear10	3,502
Causeway Global Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	2.72%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.77%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.47%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,735
10 Years	rr_ExpenseExampleYear10	3,852
Causeway Global Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ccmt_SupplementTextBlock

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Absolute Return Fund (the “Global Absolute Return Fund”), has entered into a new expense limit agreement with the Global Absolute Return Fund providing for a reduction of 0.10 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Absolute Return Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the below. The table below also restates increased Acquired Fund Fees and Expenses for the prior fiscal period.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	1.50%	1.50%
Other Expenses	2.01%	1.58%
Shareholder Service Fees	None	0.25%
Acquired Fund Fees and Expenses	0.22%	0.22%
Total Annual Fund
Operating Expenses (1)	3.73%	3.55%
Expense Reimbursement (2)	1.76%	1.33%
Total Annual Fund Operating Expenses
After Expense Reimbursement	1.97%	2.22%

(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.75% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$200	$978	$1,777	$3,863
Investor Class	$225	$965	$1,727	$3,731

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Causeway Global Absolute Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.01%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.76%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,777
10 Years	rr_ExpenseExampleYear10	3,863
Causeway Global Absolute Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.55%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.33%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	225
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,727
10 Years	rr_ExpenseExampleYear10	3,731

[1]	Restated to reflect new Management Fee effective as of August 1, 2012.
[2]	"Total Annual Fund Operating Expenses" disclosed above differ from the "Ratio of Expenses to Average Net Assets (Excluding Waivers)" in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
[3]	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.
[4]	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.75% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.